Document and Entity Information	Total
Risk/Return:
Registrant Name	AMERICAN GROWTH FUND INC
Registrant CIK	0000005138
SEC Form	485BPOS
Period end date	Nov. 30, 2019
Investment Company Type	N-1A
Document Effective Date	Nov. 30, 2019
Prospectus Date	Nov. 30, 2019
Document Creation Date	Nov. 30, 2019
Amendment Flag	false